Long-Term Debt and Notes Payable (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended						0 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended								0 Months Ended	12 Months Ended			12 Months Ended								0 Months Ended				12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 7 5/8% senior subordinated notes	Dec. 31, 2012 7 5/8% senior subordinated notes	Jun. 30, 2013 7 5/8% senior subordinated notes	Sep. 12, 2012 7 5/8% senior subordinated notes	Dec. 31, 2011 7 5/8% senior subordinated notes	Jun. 01, 2011 7 5/8% senior subordinated notes	Dec. 31, 2009 7 5/8% senior subordinated notes	Feb. 24, 2005 7 5/8% senior subordinated notes EGL Acquisition Corp.	Aug. 13, 2012 Senior secured credit facilities	Jun. 30, 2013 Senior secured credit facilities	Dec. 31, 2012 Senior secured credit facilities	Jun. 01, 2011 Senior secured credit facilities	Dec. 31, 2012 Senior secured credit facilities Leverage ratio greater than 3.75 to 1.00	Dec. 31, 2012 Senior secured credit facilities Leverage ratio less than or equal to 3.75 to 1.00 but greater than 3.25 to 1.00	Dec. 31, 2012 Senior secured credit facilities Alternate base rate Administrative agent's Prime Rate	Dec. 31, 2012 Senior secured credit facilities Alternate base rate Federal Funds Effective Rate	Dec. 31, 2012 Senior secured credit facilities Alternate base rate Adjusted one-month LIBO	Dec. 31, 2012 Senior secured credit facilities Minimum Leverage ratio greater than 3.75 to 1.00	Dec. 31, 2012 Senior secured credit facilities Maximum	Dec. 31, 2012 Senior secured credit facilities Maximum Leverage ratio less than or equal to 3.25 to 1.00	Jun. 01, 2011 2011 - senior secured credit facilities: Term loans	Dec. 31, 2012 2011 - senior secured credit facilities: Term loans	Jun. 30, 2013 2011 - senior secured credit facilities: Term loans	Dec. 31, 2011 2011 - senior secured credit facilities: Term loans	Dec. 31, 2012 2011 - senior secured credit facilities: Term loans Adjusted LIBO	Dec. 31, 2012 2011 - senior secured credit facilities: Term loans Alternate base rate	Dec. 31, 2012 2011 - senior secured credit facilities: Term loans Minimum Adjusted LIBO	Jun. 01, 2011 Standby letters of credit	Jun. 01, 2011 Swingline loans	Jun. 30, 2013 Other debt	Dec. 31, 2012 Other debt	Dec. 31, 2011 Other debt	Jun. 01, 2011 2011 - senior secured credit facilities: Revolving loan	Jun. 30, 2013 2011 - senior secured credit facilities: Revolving loan	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan	Dec. 31, 2011 2011 - senior secured credit facilities: Revolving loan	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan Adjusted LIBO	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan Alternate base rate	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan Minimum Adjusted LIBO	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan Minimum Alternate base rate	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan Maximum Adjusted LIBO	Dec. 31, 2012 2011 - senior secured credit facilities: Revolving loan Maximum Alternate base rate	Jun. 01, 2011 10% senior subordinated notes Holdings
Long-Term Debt and Notes Payable
Interest rate of debt (as a percent)						7.625%	7.625%		7.625%																																						10.00%
Total debt	$ 1,530,958,000	$ 1,530,958,000	$ 1,302,943,000	$ 1,229,498,000		$ 70,000,000			$ 345,000,000																	$ 1,096,641,000	$ 811,060,000	$ 837,974,000						$ 14,898,000	$ 6,302,000	$ 6,524,000		$ 105,000,000	$ 130,000,000	$ 40,000,000
Less: current maturities	13,230,000	13,230,000	11,646,000	10,848,000
Long-term debt, net of current portion	1,517,728,000	1,517,728,000	1,291,297,000	1,218,650,000
Unamortized discount																										14,200,000	7,200,000	7,800,000
Maximum borrowing capacity																1,150,000,000									850,000,000							75,000,000	25,000,000				300,000,000
Debt instrument term																									7 years												5 years
Repurchase of aggregate principal amount								275,000,000		266,500,000	48,500,000																																				150,000,000
Loss on early retirement of debt	17,280,000	17,788,000	6,064,000	20,385,000	500,000									17,300,000
Percentage of capital stock of foreign subsidiaries pledged as collateral for borrowings																							65.00%
Aggregate principal amount drawn												660,000,000	275,000,000
Variable rate basis																			administrative agent's Prime Rate	Federal Funds Effective Rate	Adjusted LIBO from time to time for an interest period of one month								Adjusted LIBO	Alternate base rate											Adjusted LIBO	Alternate base rate
Interest rate margin (as a percent)																				0.50%	1.00%								3.75%	2.75%											3.25%	2.25%	2.75%	1.75%	3.75%	2.75%
Reference rate (as a percent)																															1.75%
Periodic payment in equal quarterly installments																										2,800,000
Specified amount of debt outstanding on 7 5/8% senior subordinated notes 90 days prior to scheduled maturity effecting due date of debt instrument																										60,000,000													60,000,000
Percentage of net cash proceeds received from non-ordinary course asset sales or other dispositions, or as a result of a casualty or condemnation to be used for prepayment of debt															100.00%
Percentage of net proceeds received from the issuance of debt obligations other than certain permitted debt obligations to be used for prepayment of debt															100.00%
Percentage of excess cash flow to be used for prepayment of debt																	50.00%	25.00%
Consolidated leverage ratio for mandatory prepayment under the credit facility's covenants																						3.75		3.25
Annual capital expenditure permitted under the covenants																							125,000,000
Percentage of the amount permitted for capital expenditures in previous fiscal year which can carry-over															50.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control by the entity						101.00%
Maturities of Long-Term Debt and Notes Payable
2013			11,646,000
2014	9,742,000	9,742,000	9,530,000
2015	10,536,000	10,536,000	79,440,000
2016	296,134,000	296,134,000	138,684,000
2017	4,075,000	4,075,000	8,701,000
2018 and beyond	$ 1,202,219,000	$ 1,202,219,000	$ 1,054,942,000